As filed with the Securities and Exchange Commission on May 19, 2014

Securities Act File No. 33-79180

Investment Company Act File No. 811-08518

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒

GABELLI GOLD FUND, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Gabelli Gold Fund, Inc. One Corporate Center Rye, New York 10580-1422	Michael R. Rosella Esq. Paul Hastings, LLP 75 East 55th Street New York, New York 10022-3205

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, the GABELLI GOLD FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, and State of New York, on the 19th day of May, 2014.

GABELLI GOLD FUND, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	May 19, 2014

/s/ Bruce N. Alpert Bruce N. Alpert	President (Principal Executive Officer)	May 19, 2014

/s/ Agnes Mullady Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	May 19, 2014

E. Val Cerutti* E. Val Cerutti	Director	May 19, 2014

Anthony J. Colavita* Anthony J. Colavita	Director	May 19, 2014

Werner J. Roeder* Werner J. Roeder	Director	May 19, 2014

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	May 19, 2014

Salvatore J. Zizza* Salvatore J. Zizza	Director	May 19, 2014

Daniel E. Zucchi* Daniel E. Zucchi	Director	May 19, 2014

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase